Fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Schedule of fair value of financial instruments measured at amortized cost	The carrying value and estimated fair value of our financial instruments that are measured at amortized cost as at June 30, 2023 and December 31, 2022 are as follows:

	As at June 30, 2023		As at December 31, 2022
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Liabilities
First Lien Senior Secured (Level 3)	192	184	195	184
Second Lien Senior Secured (Level 3)	121	121	284	284
Unsecured Convertible note - debt component (Level 3)	48	50	46	50

Schedule of fair value of financial instruments measured at fair value
The carrying value and estimated fair value of our financial instruments that are measured at fair value on a recurring basis at June 30, 2023 and December 31, 2022 are as follows:

	As at June 30, 2023		As at December 31, 2022
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents (Level 1)	412	412	480	480
Restricted cash (Level 1)	127	127	118	118
Interest rate cap derivative (Level 2)	—	—	5	5